BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks maturity (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks	[1]	$ 9,200,571	$ 11,217,308
2020
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		6,286,622	9,743,905
Later than 1 year
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by foreign banks		$ 2,913,949	$ 1,473,403

[1]	The Bank has recognized a financial liability with BAM Financial Corporation (BFC) amounting to USD 290, 4 millions as of December 31, 2019 and USD 259.4 million as of December 31, 2018, due to its obligation to pay cash in future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. The Bank will reclassify the liability to equity if the put expires unexercised.